Note 04 - Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member]		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Net revenues [Abstract]
Management Fees		€ 2,141,000,000	€ 2,115,000,000	€ 2,247,000,000
Performance and transaction fees		201,000,000	91,000,000	199,000,000
Other revenues		(10,000,000)	(19,000,000)	86,000,000
Total net revenues		2,332,000,000	2,187,000,000	2,532,000,000
Provision for credit losses		1,000,000	(1,000,000)	(1,000,000)
Noninterest expenses [Abstract]
Compensation and benefits		832,000,000	787,000,000	812,000,000
General and administrative expenses		851,000,000	929,000,000	978,000,000
Impairment of goodwill and other intangible assets		0	0	3,000,000
Restructuring activities		29,000,000	19,000,000	6,000,000
Total noninterest expenses		1,711,000,000	1,735,000,000	1,799,000,000
Noncontrolling interests		152,000,000	85,000,000	1,000,000
Profit (loss) before income taxes		468,000,000	368,000,000	732,000,000
Total assets	[1]	9,936,000,000	10,030,000,000	8,050,000,000
Assets under Management		768,000,000	664,000,000	702,000,000
Net flows		€ 25,000,000	€ (23,000,000)	€ 16,000,000
Employees (full-time equivalent)		3,924	4,013	4,002

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.